Organization and Nature of Business (Details Narrative)	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) Center
Number of processing centers | Center			6
Lease Termination Agreement [Member] | GlyEco Acquisition Corp. #4 [Member]
Impairment loss		$ 8,500,000
Lease Termination Agreement [Member] | GlyEco Acquisition Corp. #4 [Member] | Minimum [Member]
Lease estimated range of loss			$ 0
Lease Termination Agreement [Member] | GlyEco Acquisition Corp. #4 [Member] | Maximum [Member]
Lease estimated range of loss			2,000,000
Lease Termination Agreement [Member] | NY Terminals II, LLC [Member] | GlyEco Acquisition Corp. #4 [Member] | Premises Lease Property [Member]
Lease payment		30,000	$ 30,000
Lease expiration term			Dec. 31, 2017
Frequency of lease payment			Monthly
Lease obligation paid at the time of termination		2,300,000	$ 2,300,000
Additional lease payment	$ 250,000
Lease Termination Agreement [Member] | Full Circle MFG Group, Inc [Member] | GlyEco Acquisition Corp. #4 [Member] | Equipment Lease Property [Member]
Lease payment		$ 32,900	$ 32,900
Lease expiration term			Dec. 31, 2017
Frequency of lease payment			Monthly